March 2, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Equity Trust	Virtus Insight Trust	Virtus Opportunities Trust
CIK 0000034273	CIK 0001003859	CIK 0001005020
(File No. 811-00945)	(File No. 811-07447)	(File No. 811-07455)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the joint preliminary revised proxy statement on Schedule 14A of Virtus Equity Trust, Virtus Insight Trust and Virtus Opportunities Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.

Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq. Ann Flood